Share-based payments - Summary of Share Options Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	74,363,197	68,650,697
Weighted average remaining contractual life in months	69 months	76 months
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	74,363,197	68,650,697	24,367,658
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2022 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	0	3,187,500
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	100,000	100,000
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	100,000	100,000
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2025 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	100,000	100,000
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2026 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	7,396,530	7,063,197
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2027 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	21,566,667	22,300,000
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2028 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	22,266,667	19,300,000
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2029 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	19,133,333	16,500,000
Two Thousand And Twenty One Stock Option Programme And Equity Award Programme Two Thousand And Fifteen [member] | 2030 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award options outstanding	3,700,000	0